Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005556 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005556 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005556 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005556 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005556 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005556 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005556 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005556 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005556 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005556 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000005556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005556 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005556 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193192 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000193192 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193192 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193192 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193192 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193192 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193192 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193192 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193192 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193192 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193192 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000193192 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000193192 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000193192 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193192 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193192 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193192 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193192 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193192 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193192 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%